Long-Term Debt Long Term Debt 4 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended		12 Months Ended
	Dec. 31, 2012 Faneuil Revolving Credit Facility [Member]	Dec. 31, 2011 Faneuil Revolving Credit Facility [Member]	Dec. 31, 2012 Revolving Credit Agreement With Macandrews & Forbes Group Llc [Member]	Jan. 25, 2012 Revolving Credit Agreement With Macandrews & Forbes Group Llc [Member]	Jan. 25, 2012 Secured Debt [Member] Faneuil Revolving Credit Facility [Member]	Dec. 31, 2011 Secured Debt [Member] Faneuil Revolving Credit Facility [Member]	Jan. 25, 2012 Faneuil Option 1 [Member] LIBOR [Member] Faneuil Revolving Credit Facility [Member]	Jan. 25, 2012 Faneuil Option 2 Rate Per Annum Equal To [Member] Prime Rate [Member] Faneuil Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity				$ 25.0	$ 35.5
Secured Debt	0	25.6
Applicable Margin Percentage Added to Interest Rate Index to determine Interest Rate							2.50%	(1.25%)
Line of Credit Facility, Interest Rate at Period End						3.25%
Repayments of Long-term Debt	25.6
Extinguishment of Debt to Parent			$ 25.0